Property, plant and equipment	12 Months Ended
Dec. 31, 2019
19. Property, plant and equipment
Property, plant and equipment

The notes included in this section focus on the Barclays Bank Group’s loans and advances and deposits at amortised cost, leases, property, plant and equipment and goodwill and intangible assets. Details regarding the Barclays Bank Group’s liquidity and capital position can be found on pages 72 to 83.

19 Property, plant and equipment

Accounting for property, plant and equipment

The Barclays Bank Group applies IAS 16 Property Plant and Equipment and IAS 40 Investment Properties. Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in enhancement of the asset. Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances. The Barclays Bank Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

Costs of adaptation and installed equipment are depreciated over the shorter of the life of the lease or the depreciation rates noted in the table above.

Investment property The Barclays Bank Group initially recognises investment property at cost, and subsequently at fair value at each balance sheet date, reflecting market conditions at the reporting date. Gains and losses on remeasurement are included in the income statement.

	Barclays Bank Group
	Investment property	Property	Equipment	Leased assets	Right of use assets[a]	Total
	£m	£m	£m	£m	£m	£m
Cost
As at 31 December 2018	9	1,463	1,079	9	-	2,560
Effects of changes in accounting policies (see Note 1)	-	-	-	-	580	580
As at 1 January 2019	9	1,463	1,079	9	580	3,140
Additions	5	233	182	-	45	465
Disposals	-	(19)	(144)	-	(6)	(169)
Exchange and other movements	(1)	(42)	(46)	-	2	(87)
As at 31 December 2019	13	1,635	1,071	9	621	3,349
Accumulated depreciation and impairment
As at 31 December 2018	-	(658)	(946)	(9)	-	(1,613)
Effects of changes in accounting policies (see Note 1)	-	-	-	-	(71)	(71)
As at 1 January 2019	-	(658)	(946)	(9)	(71)	(1,684)
Additions	-	-	(31)	-	-	(31)
Depreciation charge	-	(72)	(65)	-	(75)	(212)
Disposals	-	13	142	-	-	155
Exchange and other movements	-	20	34	-	-	54
As at 31 December 2019	-	(697)	(866)	(9)	(146)	(1,718)
Net book value	13	938	205	-	475	1,631
Cost
As at 1 January 2018	116	2,243	1,066	9	-	3,434
Transfer of UK banking business	-	(958)	-	-	-	(958)
Additions	9	155	79	-	-	243
Disposals	(115)	(45)	(101)	-	-	(261)
Change in fair value of investment properties	(3)	-	-	-	-	(3)
Exchange and other movements	2	68	35	-	-	105
As at 31 December 2018	9	1,463	1,079	9	-	2,560
Accumulated depreciation and impairment
As at 1 January 2018	-	(983)	(923)	(9)	-	(1,915)
Transfer of UK banking business	-	448	-	-	-	448
Additions	-	(60)	(32)	-	-	(92)
Depreciation charge	-	(61)	(58)	-	-	(119)
Impairment charge	-	(1)	-	-	-	(1)
Disposals	-	22	94	-	-	116
Exchange and other movements	-	(23)	(27)	-	-	(50)
As at 31 December 2018	-	(658)	(946)	(9)	-	(1,613)
Net book value	9	805	133	-	-	947

Note

a Right of use (ROU) asset balances relate to Property Leases under IFRS 16, which Barclays adopted on 1 January 2019. Refer to Note 20 for further details.

Property rentals of £10m (2018: £6m) have been included in other income within Barclays Bank Group.

The fair value of investment property is determined by reference to current market prices for similar properties, adjusted as necessary for condition and location, or by reference to recent transactions updated to reflect current economic conditions. Discounted cash flow techniques may be employed to calculate fair value where there have been no recent transactions, using current external market inputs such as market rents and interest rates. Valuations are carried out by management with the support of appropriately qualified independent valuers.